UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		(312) 345-5826
Signature, Place and Date of Signing

	/s/ Michael J. Heller  Chicago, Illinois  August 14, 2001

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	24

Form 13F Information Table Value Total	$870,176

List of Other Included Managers		None


			FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101    74457  1544760 SH       SOLE                   723860            820900
Archstone Comm.                                 039581103      798    30955 SH       SOLE                    30955
Arden Realty                                    039793104    30730  1150920 SH       SOLE                   633420            517500
AvalonBay Communities                           053484101    65393  1398776 SH       SOLE                   852573            546203
Boston Properties, Inc.                         101121101    96077  2349065 SH       SOLE                  1105765           1243300
Brookfield Properties                           112900105    35671  1866605 SH       SOLE                  1291305            575300
Cabot Industrial Trust                          127072106    20865   993590 SH       SOLE                   993590
Charles E. Smith Residential                    832197107    11749   234285 SH       SOLE                   234285
Equity Office Properties Trust                  294741103    86764  2743101 SH       SOLE                  1492084           1251017
Equity Res. Prop.                               29476L107    17716   313285 SH       SOLE                   313285
Essex Property Trust                            297178105    30311   611735 SH       SOLE                   611735
General Growth Properties                       370021107    11513   292500 SH       SOLE                   292500
Liberty Property Trust                          531172104    55387  1871189 SH       SOLE                   906589            964600
Mack-Cali Realty Corporation                    554489104    83541  2933315 SH       SOLE                  1481415           1451900
Post Properties Inc.                            737464107    14305   377945 SH       SOLE                   377945
Prentiss Properties                             740706106    13635   518455 SH       SOLE                   518455
Public Storage Inc.                             74460D109    71913  2425405 SH       SOLE                  1192705           1232700
Rouse Company                                   779273101     4647   162200 SH       SOLE                   162200
SL Green Realty Corp.                           78440X101    17200   567480 SH       SOLE                   567480
Shurgard Storage Ctr-A                          82567D104     5034   161100 SH       SOLE                   161100
Simon Property Group Inc.                       828806109    12125   404580 SH       SOLE                   404580
Spieker Properties, Inc.                        848497103    37303   622235 SH       SOLE                   372435            249800
Starwood Hotels & Resorts                       85590A203    51947  1393420 SH       SOLE                   524970            868450
Taubman Centers, Inc.                           876664103    21092  1506605 SH       SOLE                  1201505            305100
Report Summary				24 Data Records	    870176	     0 Other Managers on Whose Behalf Report is Filed